Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	1.64%	1.22%	2.45%
Risk-free interest rate of return, maximum	1.96%	1.48%	3.21%
Contractual term	6 years	6 years	6 years
Volatility, minimum	50.20%	50.60%	49.00%
Volatility, maximum	51.80%	54.40%	50.50%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002
2018 Plan | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	2.04%	1.52%	2.30%
Risk-free interest rate of return, maximum	2.04%	1.83%	3.50%
Contractual term	10 years	10 years	10 years
Volatility, minimum	59.00%	53.80%	54.20%
Volatility, maximum	59.00%	57.10%	55.40%
Dividend yield	0.00%	0.00%	0.00%
2018 Plan | Options classified as Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum		1.31%	2.45%
Risk-free interest rate of return, maximum		1.59%	3.19%
Contractual term		10 years	10 years
Volatility, minimum		54.00%	54.20%
Volatility, maximum		56.10%	55.50%
Exercise price		$ 0.0004	$ 0.0004
2018 Plan | Minimum [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.002	0.002	0.32
2018 Plan | Maximum [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 5.0	$ 5.0	$ 5.0